SUBSEQUENT EVENTS - Agreement with AEON Integrated Business Services Co., Ltd (Details) - Subsequent events	Feb. 12, 2021 USD ($)
AEON | Implementation services
Subsequent Event [Line Items]
Implementation services to related party	$ 7,300,000
AEON Malaysia | Implementation services
Subsequent Event [Line Items]
Implementation services to related party	4,500,000
AEON Malaysia | Software maintenance services
Subsequent Event [Line Items]
Software maintenance services per month to related party	$ 20,000